Fair value of assets and liabilities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	$ 136,358	$ 175,336	$ 16,594	$ 69,362
Due from settlement of capital provision assets	116,582	86,311	30,708
Total assets	3,988,496	3,378,910	2,761,616
Debt issued, at fair value*	1,147,083	1,071,626	646,083
Financial liabilities for third party interests in capital provision assets	425,205	424,733	424,965
Total liabilities	425,205	424,733	424,965
Net total	$ 3,563,291	2,954,177	2,336,651
Number of litigation events | item	70
Number of litigation types | item	5
Complex strategies (Strategic Value Fund)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities	$ 12,657	12,855	85,166
Litigation finance (BOF-C)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities	536,575	329,360	184,592
Litigation finance (Advantage fund)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities	100,596
Asset-backed Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	32,933	56,285
Corporate Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	79,899	84,003	5,137
Mutual Funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	6,033	19,548	11,457
US Treasuries & Commercial Paper
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	14,806	15,500
Foreign Government Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	2,687
Derivative financial instrument | Single case
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	792,745	655,674	623,309
Derivative financial instrument | Portfolio
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	2,022,406	1,752,137	1,677,885
Derivative financial instrument | Portfolio with equity risk
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	99,406	200,484
Derivative financial instrument | Legal Risk Management
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	3,201	2,567	2,238
Non-derivative/Financial asset | Single case with equity risk
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	8,745
Non-derivative/Financial asset | Joint ventures and equity method investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	159,225	162,103	139,041
Non-derivative/Financial asset | Other (securities)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets		2,083	2,083
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets	39,584	26,136	11,457
Net total	39,584	26,136	11,457
Level 1 | Litigation finance (BOF-C)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities	10,000
Level 1 | Mutual Funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	6,033	10,636	11,457
Level 1 | US Treasuries & Commercial Paper
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	14,806	15,500
Level 1 | Non-derivative/Financial asset | Single case with equity risk
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	8,745
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets	115,519	149,200	5,137
Net total	115,519	149,200	5,137
Level 2 | Asset-backed Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	32,933	56,285
Level 2 | Corporate Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	79,899	84,003	5,137
Level 2 | Mutual Funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities		8,912
Level 2 | Foreign Government Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	2,687
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Due from settlement of capital provision assets	116,582	86,311	30,708
Total assets	3,833,393	3,203,574	2,745,022
Financial liabilities for third party interests in capital provision assets	425,205	424,733	424,965
Total liabilities	425,205	424,733	424,965
Net total	3,408,188	2,778,841	2,320,057
Level 3 | Capital Provision Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	3,061,594	2,442,380	2,202,100
Level 3 | Portfolio with equity risk
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities	116,759	235,212
Level 3 | Complex strategies (Strategic Value Fund)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets		14,938	87,249
Equity securities	12,657	12,855	85,166
Level 3 | Litigation finance (BOF-C)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities	526,575	329,360	184,592
Level 3 | Litigation finance (Advantage fund)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities	100,596
Level 3 | Derivative financial instrument | Single case
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	792,745	655,674	623,309
Level 3 | Derivative financial instrument | Portfolio
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	2,022,406	1,752,137	1,677,885
Level 3 | Derivative financial instrument | Portfolio with equity risk
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	99,406	200,484
Level 3 | Derivative financial instrument | Legal Risk Management
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	3,201	2,567	2,238
Level 3 | Non-derivative/Financial asset | Joint ventures and equity method investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	$ 159,225	162,103	139,041
Level 3 | Non-derivative/Financial asset | Other (securities)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets		$ 2,083	$ 2,083